Fair Value Measurements and Derivatives - Effects of derivatives designated as cash flow hedges (Details) - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income	$ (123,015)	$ (161,214)
Amount of Gain (Loss) Recognized in Other Comprehensive Income (before ASU adoption)			$ 304,684
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	8,898	30,096
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(36,795)
Fuel
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	14,093	34,410
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(29,721)
Depreciation and amortization
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	(3,062)	(3,463)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(4,077)
Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	(2,133)	(851)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(2,997)
Fuel swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income	46,154	(52,949)
Amount of Gain (Loss) Recognized in Other Comprehensive Income (before ASU adoption)			50,263
Fuel swaps | Fuel
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	14,093
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)		34,410	(29,721)
Foreign Currency Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income	(163,197)	(108,911)
Amount of Gain (Loss) Recognized in Other Comprehensive Income (before ASU adoption)			254,070
Foreign Currency Forward Contracts | Depreciation and amortization
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	(3,062)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)		(3,463)	(4,077)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income	(5,972)	646
Amount of Gain (Loss) Recognized in Other Comprehensive Income (before ASU adoption)			351
Interest rate contracts | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	$ (2,133)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)		$ (851)	$ (2,997)